Segmented Information - Payment for Property, Plant, and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments
Purchase of property, plant and equipment, gross	$ 207	$ 206
Proceeds from disposals of property, plant and equipment	(15)	(5)
Capital lease acquisitions	(11)	(18)
Payments for property, plant and equipment net of proceeds from disposals	181	183
Beginning of year	25	19
End of year	(28)	(25)
Payments for property, plant and equipment net of proceeds from disposals	178	177
Operating segments | PACKAGING PRODUCTS
Disclosure of operating segments
Purchase of property, plant and equipment, gross	124	103
Operating segments | CONTAINERBOARD
Disclosure of operating segments
Purchase of property, plant and equipment, gross	65	51
Operating segments | BOXBOARD EUROPE
Disclosure of operating segments
Purchase of property, plant and equipment, gross	27	26
Operating segments | SPECIALTY PRODUCTS
Disclosure of operating segments
Purchase of property, plant and equipment, gross	32	26
Operating segments | TISSUE PAPERS
Disclosure of operating segments
Purchase of property, plant and equipment, gross	64	77
Corporate
Disclosure of operating segments
Purchase of property, plant and equipment, gross	$ 19	$ 26